                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08765

                                   ----------

                        Managed High Yield Plus Fund Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

                       Managed High Yield Plus Fund Inc.
                       Semiannual Report
                       November 30, 2004

MANAGED HIGH YIELD PLUS FUND INC.

January 14, 2005

DEAR SHAREHOLDER,                                   ----------------------------
                                                    Managed High Yield Plus
We present you with the semiannual report           Fund Inc.
for Managed High Yield Plus Fund Inc. for
the six months ended November 30, 2004.
                                                    INVESTMENT GOALS:
                                                    Primarily, high income;
PERFORMANCE                                         secondarily, capital
                                                    appreciation.
Over the six months ended November 30,
2004, Managed High Yield Plus Fund Inc.
(the "Fund") produced a net asset value             PORTFOLIO MANAGER/ADVISOR:
return of 12.87%, outperforming the 12.77%          Marianne Rossi,
net asset value return of its peers, as             UBS Global Asset Management
measured by the Lipper High Current Yield           (US) Inc.
Funds (Leveraged) median. On a market
price basis, the Fund's 19.59% return
outperformed the 14.48% return of its peer          COMMENCEMENT:
group. The Fund issued a press release in           June 26, 1998
November regarding a potential rights
offering. This may have influenced the
Fund's market price returns for the                 NYSE SYMBOL:
period. Shareholders will receive separate          HYF
materials providing further details of any
rights offering. (For more on the Fund's
performance, including market price                 DIVIDEND PAYMENTS:
returns, please refer to "Performance At A          Monthly
Glance" on page 5.)                                 ----------------------------

The Fund continued to use leverage during the period, which enhanced performance on an absolute basis. As of November 30, 2004, leverage was 29.0% of total assets. Leverage magnifies returns on the upside and on the downside, and may create wider dispersions of returns within the Fund's peer group, depending upon the degree of leverage.

AN INTERVIEW WITH PORTFOLIO MANAGER MARIANNE ROSSI

Q.   HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE SIX-MONTH
     REPORTING PERIOD?

A.   Although the economy lost some traction in the second quarter of 2004, it appeared to regain some strength as the reporting period progressed. After rising 4.5% in the first quarter of 2004, gross domestic product (GDP) came in at 3.3% in the second quarter of the year. Third quarter GDP then rose to 4.0%.

                                                                               1

MANAGED HIGH YIELD PLUS FUND INC.

Q.   HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC
     ENVIRONMENT?

A.   After many months of speculation, the Fed raised the federal funds rate (or
     "fed funds" rate)-the rate that banks charge one another for funds they borrow on an overnight basis-from 1.00% to 1.25% on June 30, 2004. The Fed raised rates again at its subsequent meetings on August 10, September 21,
     November 10 and December 14 (after period end), bringing the fed funds rate to 2.25%. Coinciding with the November 10 rate hike, the Fed's statement on the economy led market participants to believe that rate hikes would continue in the future.

Q.   HOW DID HIGH YIELD BONDS PERFORM DURING THE PERIOD?

A.   As the reporting period began, the high yield market was facing a number of uncertainties, including the magnitude and timing of the Federal Reserve
     Board's interest rate hikes, the impact of higher oil and gas prices on the economic recovery, and heightened geopolitical concerns. These issues negatively impacted the entire fixed income market during much of the second quarter of 2004, and high yield bonds were no exception.

     However, since bottoming in mid-May 2004, high yield bonds have rallied sharply. This rebound was driven by positive market fundamentals, better supply/demand trends and improving Treasury bond performance. The ongoing economic recovery has resulted in substantially lower high yield default rates, credit improvement as shown by the number of downgrades versus upgrades, higher recovery rates on problem bonds and enhanced operating performance for high yield issuers. The market also experienced an increasing number of positive events, including merger and acquisition activity and equity issuance.

Q.   HOW DID YOU POSITION THE FUND'S PORTFOLIO OVER THE SIX-MONTH PERIOD?

A.   We were overweight in B-rated and CCC-rated securities, and underweight in
     BB-rated issues, given our belief that, as the economy strengthens, these sectors should perform well. In terms of sector positioning, we focused on cyclical industry sectors that are tied to the expanding economy. In particular, we held overweight positions in chemicals, printing and paper.

MANAGED HIGH YIELD PLUS FUND INC.

Q.   WHICH STRATEGIES ENHANCED THE FUND'S PERFORMANCE?

A.   In general, the Fund's CCC-rated holdings and exposure to cyclical sectors enhanced results. As the economy continued to expand, these areas of the market performed well as the underlying fundamentals of the issuing companies improved.

Q.   WHICH STRATEGIES DID NOT MEET YOUR EXPECTATIONS?

A.   During the reporting period, the Fund's exposure to several wireless telecommunications companies detracted from results. In particular,
     American Cellular (0.7%), Dobson Communications (1.0%) and Triton PCS
     (0.9%) hurt performance as these companies experienced poor operating results.*

Q.   WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE HIGH YIELD MARKET?

A.   At current levels, we believe the high yield market has priced in much of the positive economic news. However, we do not anticipate spreads to widen significantly. We anticipate that companies will access the equity markets to pay for capital expenditures, and that merger and acquisition activity will accelerate, which is typically a positive for the market. Also, we expect that the improved economic situation will enhance corporate operating results and that this, in turn, will lead to credit upgrades and lower default rates. We feel these positive fundamentals should bode well for the high yield market going into 2005.

*    Weightings represent percentages of net assets as of 11/30/04. The Fund's composition will differ over time.

                                                                               3

MANAGED HIGH YIELD PLUS FUND INC.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com.

Sincerely,

/s/ Joseph A. Varnas

Joseph A. Varnas
President
Managed High Yield Plus Fund Inc.
Managing Director
UBS Global Asset Management (US) Inc.

/s/ Marianne Rossi

Marianne Rossi
Portfolio Manager
Managed High Yield Plus Fund Inc.
Managing Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended November 30, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

*    Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.

MANAGED HIGH YIELD PLUS FUND INC.

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 11/30/04

                                                                                    SINCE
                                                   6 MONTHS     1 YEAR   5 YEARS  INCEPTION*
--------------------------------------------------------------------------------------------

NET ASSET VALUE RETURNS**
--------------------------------------------------------------------------------------------
Managed High Yield Plus Fund Inc.                    12.87%     19.73%    -1.16%    -2.29%
--------------------------------------------------------------------------------------------
Lipper High Current Yield Funds (Leveraged)
  median***                                          12.77      17.63      5.39      3.27
--------------------------------------------------------------------------------------------
MARKET PRICE RETURNS**
--------------------------------------------------------------------------------------------
Managed High Yield Plus Fund Inc.                    19.59%     28.20%     2.74%    -0.62%
--------------------------------------------------------------------------------------------
Lipper High Current Yield Funds (Leveraged)
  median***                                          14.48      13.56      8.78      2.64
--------------------------------------------------------------------------------------------

SHARE PRICE AND DIVIDEND

                                  11/30/2004     5/31/2004     11/30/2003
--------------------------------------------------------------------------------
Net Asset Value                    $ 5.32         $ 5.02        $ 5.03
--------------------------------------------------------------------------------
Market Price                       $ 6.11         $ 5.42        $ 5.33
--------------------------------------------------------------------------------
12-Month Dividend                  $ 0.6425       $ 0.6075      $ 0.5900
--------------------------------------------------------------------------------
Dividend at Period-End             $ 0.0550       $ 0.0525      $ 0.0500
--------------------------------------------------------------------------------

*    Since inception returns for the Fund are calculated from the date of the
     Fund's inception on June 26, 1998. Inception returns for the Lipper High
     Current Yield Funds (Leveraged) median are calculated from the month-end closest to the Fund's inception: June 30, 1998.

**   Past performance is no guarantee of future results. The Fund's share price and investment return will vary so that an investor's shares, when sold, may be worth more or less than their original cost. NAV and market price returns for periods of one year or less are cumulative. NAV returns assume, for illustration only, that dividends were reinvested at the net asset value on the payable dates. Returns do not reflect any commissions and are not representative of the performance of an individual investment. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Generally, total investment return based on net asset value will be higher than total investment return based on market price in periods where there is an increase in the discount or a decrease in the premium of the market price to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in years where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

***  Lipper fund peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

                                                                               5

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS            11/30/04                                05/31/04                            11/30/03
------------------------------------------------------------------------------------------------------------------

Net Assets (mm)           $  228.8                                $  214.4                            $  212.2
------------------------------------------------------------------------------------------------------------------
Weighted Average
  Maturity                 6.2 yrs.                                6.0 yrs.                            6.3 yrs.
------------------------------------------------------------------------------------------------------------------
Leverage**                    29.0%                                   28.6%                               28.8%
------------------------------------------------------------------------------------------------------------------

PORTFOLIO
  COMPOSITION*             11/30/04                                05/31/04                            11/30/03
------------------------------------------------------------------------------------------------------------------
Corporate Bonds               96.9%                                   96.3%                               97.0%
------------------------------------------------------------------------------------------------------------------
Stocks (common and
  preferred)                   2.0                                     1.5                                 2.2
------------------------------------------------------------------------------------------------------------------
Warrants                       0.2                                     0.1                                 0.1
------------------------------------------------------------------------------------------------------------------
Cash Equivalents               0.9                                     2.1                                 0.7
------------------------------------------------------------------------------------------------------------------
TOTAL                        100.0%                                  100.0%                              100.0%
------------------------------------------------------------------------------------------------------------------

CREDIT QUALITY*            11/30/04                                05/31/04                            11/30/03
------------------------------------------------------------------------------------------------------------------
Cash Equivalents               0.9%                                    2.1%                                0.7%
------------------------------------------------------------------------------------------------------------------
BB/Ba & Higher                 3.1                                     4.3                                 6.3
------------------------------------------------------------------------------------------------------------------
B/B                           64.7                                    68.4                                66.4
------------------------------------------------------------------------------------------------------------------
CCC/Caa & Lower               26.9                                    22.1                                24.3
------------------------------------------------------------------------------------------------------------------
Not Rated                      2.2                                     1.6                                   -
------------------------------------------------------------------------------------------------------------------
Equity/Preferred               2.2                                     1.5                                 2.3
------------------------------------------------------------------------------------------------------------------
TOTAL                        100.0%                                  100.0%                              100.0%
------------------------------------------------------------------------------------------------------------------

TOP 5 HOLDINGS***          11/30/04                                05/31/04                            11/30/03
------------------------------------------------------------------------------------------------------------------
                                                                                Allied Waste North
Rhodia                         2.4%    Giant Industries                2.5%    America                     2.3%
------------------------------------------------------------------------------------------------------------------
Qwest Services                 2.3      Box USA                        2.0      Ainsworth Lumber           2.2
------------------------------------------------------------------------------------------------------------------
Collins & Aikman
  Products                     2.0      Rhodia                         2.0      Luigino's                  1.9
------------------------------------------------------------------------------------------------------------------
Alamosa Holdings               1.7      Terra Capital                  1.9      Nexstar Finance            1.9
------------------------------------------------------------------------------------------------------------------
Terra Capital                  1.7      Nexstar Finance                1.9      Mediacom Broadband         1.8
------------------------------------------------------------------------------------------------------------------
TOTAL                         10.1%                                   10.3%                               10.1%
------------------------------------------------------------------------------------------------------------------

TOP FIVE SECTORS***        11/30/04                                05/31/04                            11/30/03
------------------------------------------------------------------------------------------------------------------
                                                                                Wireless
Chemicals                     13.4%    Gaming                         12.3%    Telecommunications         12.0%
------------------------------------------------------------------------------------------------------------------
Wireless
  Telecommunications          12.5      Chemicals                     11.7      Chemicals                 11.0
------------------------------------------------------------------------------------------------------------------
                                    Wireless
Gaming                        11.5      Telecommunications            10.0      Gaming                     9.2
------------------------------------------------------------------------------------------------------------------
Containers & Packaging        10.2      Containers & Packaging         9.2      Publishing                 8.7
------------------------------------------------------------------------------------------------------------------
Cable                          6.3      Broadcast                      6.7      Cable                      7.8
------------------------------------------------------------------------------------------------------------------
TOTAL                         53.9%                                   49.9%                               48.7%
------------------------------------------------------------------------------------------------------------------

*    Weightings represent percentages of total portfolio assets as of the dates indicated. Credit quality ratings shown are designated by Standard & Poor's
     Ratings Group and Moody's Investors Services, Inc. Both are independent ratings agencies.

**   As a percentage of total assets.

***  Weightings represent percentages of net assets as of the dates indicated.
     The Fund's portfolio is actively managed and its composition will vary over time.

        MANAGED HIGH YIELD PLUS FUND INC.

        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              MATURITY       INTEREST
   (000)                                                DATES          RATES         VALUE
---------------------------------------------------------------------------------------------

CORPORATE BONDS - 134.77%
---------------------------------------------------------------------------------------------
AEROSPACE & Defense - 1.18%
  $ 1,500  BE Aerospace, Inc., Series B*               05/01/11          8.875%   $1,575,000
---------------------------------------------------------------------------------------------
    1,000  Sequa Corp.*                                08/01/09          9.000     1,120,000
---------------------------------------------------------------------------------------------
                                                                                   2,695,000
---------------------------------------------------------------------------------------------
AGRICULTURE - 5.17%
    3,000  American Rock Salt Co. LLC                  03/15/14          9.500     3,127,500
---------------------------------------------------------------------------------------------
    1,000  IMC Global, Inc.*                           08/01/13         10.875     1,260,000
---------------------------------------------------------------------------------------------
    2,000  IMC Global, Inc., Series B*                 06/01/11         11.250     2,320,000
---------------------------------------------------------------------------------------------
    2,750  Seminis Vegetable Seeds, Inc.*              10/01/13         10.250     3,107,500
---------------------------------------------------------------------------------------------
    2,000  Southern States Cooperative, Inc. +*        11/01/10         10.500     2,010,000
---------------------------------------------------------------------------------------------
                                                                                  11,825,000
---------------------------------------------------------------------------------------------
AIRLINE - 1.14%
    3,000  American Airlines, Inc.*                    04/01/11          8.608     2,618,841
---------------------------------------------------------------------------------------------
APPAREL/TEXTILES - 2.01%
    3,125  Levi Strauss & Co.*                         12/15/12         12.250     3,296,875
---------------------------------------------------------------------------------------------
    1,250  Perry Ellis International, Inc., Series B   03/15/09          9.500     1,309,375
---------------------------------------------------------------------------------------------
                                                                                   4,606,250
---------------------------------------------------------------------------------------------
AUTO MANUFACTURING/SUPPLIERS - 4.82%
    2,000  Autocam Corp.                               06/15/14         10.875     1,990,000
---------------------------------------------------------------------------------------------
    2,500  Collins & Aikman Products Co.*              12/31/11         10.750     2,531,250
---------------------------------------------------------------------------------------------
    2,500  Collins & Aikman Products Co. +*            08/15/12         12.875     2,150,000
---------------------------------------------------------------------------------------------
    2,500  Delco Remy International, Inc.*             04/15/12          9.375     2,562,500
---------------------------------------------------------------------------------------------
    1,875  Dura Operating Corp., Series D*             05/01/09          9.000     1,795,313
---------------------------------------------------------------------------------------------
                                                                                  11,029,063
---------------------------------------------------------------------------------------------
AUTOMOTIVE PARTS - 3.40%
    2,000  Advanced Accessory Systems LLC*             06/15/11         10.750     1,900,000
---------------------------------------------------------------------------------------------
    3,000  Stanadyne Corp. +*                          08/15/14         10.000     3,225,000
---------------------------------------------------------------------------------------------
    2,500  Tenneco Automotive, Inc., Series B*         10/15/09         11.625     2,654,000
---------------------------------------------------------------------------------------------
                                                                                   7,779,000
---------------------------------------------------------------------------------------------
BROADBAND - 0.83%
    4,750  GT Group Telecom, Inc. #(b)                 02/01/10         13.250(d)        475
---------------------------------------------------------------------------------------------
    2,000  Level 3 Communications, Inc.*               03/15/08         11.000     1,820,000
---------------------------------------------------------------------------------------------
    2,000  World Access, Inc. #(b)                     01/15/08         13.250        85,000
---------------------------------------------------------------------------------------------
                                                                                   1,905,475
---------------------------------------------------------------------------------------------
BROADCAST - 5.97%
    1,750  Advanstar Communications, Inc.*             08/15/10         10.750     1,973,125
---------------------------------------------------------------------------------------------
    3,250  Granite Broadcasting Corp.*                 12/01/10          9.750     3,055,000
---------------------------------------------------------------------------------------------
    3,600  Nexstar Finance LLC, Inc.*                  04/01/08         12.000     3,897,000
---------------------------------------------------------------------------------------------
    2,000  NextMedia Operating, Inc.*                  07/01/11         10.750     2,237,500
---------------------------------------------------------------------------------------------
    1,000  Rainbow National Services LLC +*            09/01/14         10.375     1,060,000
---------------------------------------------------------------------------------------------
    1,358  Young Broadcasting, Inc.*                   03/01/11         10.000     1,442,875
---------------------------------------------------------------------------------------------
                                                                                  13,665,500
---------------------------------------------------------------------------------------------

                                                                               7

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              MATURITY      INTEREST
   (000)                                                 DATES         RATES        VALUE
---------------------------------------------------------------------------------------------

CORPORATE BONDS - (CONTINUED)
---------------------------------------------------------------------------------------------
BUILDING MATERIALS - 4.30%
  $ 2,000  Atrium Cos., Inc., Series B*                05/01/09       10.500%    $2,100,000
---------------------------------------------------------------------------------------------
    2,000  Coleman Cable, Inc. +*                      10/01/12        9.875      2,105,000
---------------------------------------------------------------------------------------------
    1,250  Interface, Inc.*                            02/01/10       10.375      1,437,500
---------------------------------------------------------------------------------------------
    1,000  Interface, Inc.*                            02/01/14        9.500      1,080,000
---------------------------------------------------------------------------------------------
    1,000  Maax Corp. +*                               06/15/12        9.750      1,090,000
---------------------------------------------------------------------------------------------
    2,000  Propex Fabrics, Inc. +                      12/01/12       10.000      2,030,000
---------------------------------------------------------------------------------------------
                                                                                  9,842,500
---------------------------------------------------------------------------------------------
CABLE - 5.40%
    2,250  Block Communications, Inc.*                 04/15/09        9.250      2,407,500
---------------------------------------------------------------------------------------------
    3,000  Charter Communications Holdings*            05/15/11       10.000      2,467,500
---------------------------------------------------------------------------------------------
    3,295  Insight Midwest LP/Insight Capital, Inc.*   11/01/10       10.500      3,608,025
---------------------------------------------------------------------------------------------
    3,650  Mediacom Broadband LLC*                     07/15/13       11.000      3,859,875
---------------------------------------------------------------------------------------------
                                                                                 12,342,900
---------------------------------------------------------------------------------------------
CHEMICALS - 13.44%
    2,000  Acetex Corp.*                               08/01/09       10.875      2,180,000
---------------------------------------------------------------------------------------------
    1,500  BCP Caylux Holdings Luxembourg SCA +*       06/15/14        9.625      1,683,750
---------------------------------------------------------------------------------------------
    3,000  Equistar Chemicals LP*                      09/01/08       10.125      3,442,500
---------------------------------------------------------------------------------------------
    2,695  Huntsman International LLC*                 07/01/09       10.125      2,843,225
---------------------------------------------------------------------------------------------
    1,080  Lyondell Chemical Co., Series B*            05/01/07        9.875      1,136,700
---------------------------------------------------------------------------------------------
    1,000  Millennium America, Inc.*                   06/15/08        9.250      1,127,500
---------------------------------------------------------------------------------------------
    2,000  Omnova Solutions, Inc.*                     06/01/10       11.250      2,250,000
---------------------------------------------------------------------------------------------
    3,035  Resolution Performance Products LLC*        11/15/10       13.500      3,315,737
---------------------------------------------------------------------------------------------
    2,000  Rhodia SA*                                  06/01/10       10.250      2,220,000
---------------------------------------------------------------------------------------------
    3,250  Rhodia SA*                                  06/01/11        8.875      3,185,000
---------------------------------------------------------------------------------------------
    3,000  Rockwood Specialties Group, Inc.*           05/15/11       10.625      3,412,500
---------------------------------------------------------------------------------------------
    1,985  Terra Capital, Inc.*                        10/15/08       12.875      2,481,250
---------------------------------------------------------------------------------------------
    1,300  Terra Capital, Inc.                         06/01/10       11.500      1,475,500
---------------------------------------------------------------------------------------------
                                                                                 30,753,662
---------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.51%
    1,000  Brickman Group Ltd., Series B*              12/15/09       11.750      1,155,000
---------------------------------------------------------------------------------------------
CONSUMER PRODUCTS - 3.60%
    1,000  Amscan Holdings, Inc.*                      05/01/14        8.750      1,002,500
---------------------------------------------------------------------------------------------
    2,825  Da-Lite Screen Co., Inc.*                   05/15/11        9.500      3,036,875
---------------------------------------------------------------------------------------------
    1,250  Doane Pet Care Co.*                         05/15/07        9.750      1,240,625
---------------------------------------------------------------------------------------------
    1,550  Fedders North America, Inc.*                03/01/14        9.875      1,263,250
---------------------------------------------------------------------------------------------
    1,500  Jafra Cosmetics International, Inc.*        05/15/11       10.750      1,695,000
---------------------------------------------------------------------------------------------
                                                                                  8,238,250
---------------------------------------------------------------------------------------------
CONTAINERS & Packaging - 10.24%
    2,000  Anchor Glass Container Corp.*               02/15/13       11.000      2,140,000
---------------------------------------------------------------------------------------------
    2,000  Berry Plastics Corp.*                       07/15/12       10.750      2,290,000
---------------------------------------------------------------------------------------------
    3,000  Constar International, Inc.*                12/01/12       11.000      3,097,500
---------------------------------------------------------------------------------------------

        MANAGED HIGH YIELD PLUS FUND INC.

        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                MATURITY      INTEREST
   (000)                                                   DATES        RATES        VALUE
---------------------------------------------------------------------------------------------

CORPORATE BONDS - (CONTINUED)
---------------------------------------------------------------------------------------------
CONTAINERS & Packaging - (concluded)
  $ 3,000  Crown European Holdings SA*                   03/01/13       10.875%  $3,547,500
---------------------------------------------------------------------------------------------
    2,000  Graham Packaging Co. +*                       10/15/14        9.875    2,090,000
---------------------------------------------------------------------------------------------
    2,625  Pliant Corp.*                                 09/01/09       11.125    2,874,375
---------------------------------------------------------------------------------------------
    2,250  Port Townsend Paper Corp. +*                  04/15/11       11.000    2,385,000
---------------------------------------------------------------------------------------------
    2,250  Solo Cup Company*                             02/15/14        8.500    2,340,000
---------------------------------------------------------------------------------------------
    3,000  Tekni-Plex, Inc., Series B*                   06/15/10       12.750    2,655,000
---------------------------------------------------------------------------------------------
                                                                                 23,419,375
---------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.84%
    1,500  Midwest Generation LLC*                       05/01/34        8.750    1,700,625
---------------------------------------------------------------------------------------------
    2,250  Reliant Energy, Inc.*                         07/15/10        9.250    2,520,000
---------------------------------------------------------------------------------------------
                                                                                  4,220,625
---------------------------------------------------------------------------------------------
ENERGY - 1.23%
    2,250  Mission Energy Holding Co.*                   07/15/08       13.500    2,820,938
---------------------------------------------------------------------------------------------
FOOD PROCESSORS/BEVERAGE/BOTTLING - 4.31%
    2,500  Land O' Lakes, Inc.*                          11/15/11        8.750    2,425,000
---------------------------------------------------------------------------------------------
    3,250  Le-Natures, Inc. +*                           06/15/13       10.000    3,591,250
---------------------------------------------------------------------------------------------
    2,750  Merisant Co. +*                               07/15/13        9.500    2,475,000
---------------------------------------------------------------------------------------------
    1,400  National Wine & Spirits, Inc.*                01/15/09       10.125    1,372,000
---------------------------------------------------------------------------------------------
                                                                                  9,863,250
---------------------------------------------------------------------------------------------
GAMING - 11.50%
    1,500  Ameristar Casinos, Inc.*                      02/15/09       10.750    1,665,000
---------------------------------------------------------------------------------------------
    2,000  Chukchansi Economic Development Authority +*  06/15/09       14.500    2,540,000
---------------------------------------------------------------------------------------------
    2,500  Circus & Eldorado Joint Venture               03/01/12       10.125    2,737,500
---------------------------------------------------------------------------------------------
    2,000  Inn Of The Mountain Gods Resort & Casino*     11/15/10       12.000    2,330,000
---------------------------------------------------------------------------------------------
    3,250  Jacobs Entertainment, Inc.*                   02/01/09       11.875    3,664,375
---------------------------------------------------------------------------------------------
    1,575  MTR Gaming Group, Inc., Series B*             04/01/10        9.750    1,716,750
---------------------------------------------------------------------------------------------
    1,590  Penn National Gaming, Inc., Series B*         03/01/08       11.125    1,699,312
---------------------------------------------------------------------------------------------
    2,500  River Rock Entertainment Authority*           11/01/11        9.750    2,762,500
---------------------------------------------------------------------------------------------
    2,000  Venetian Casino Resort LLC*                   06/15/10       11.000    2,280,000
---------------------------------------------------------------------------------------------
    3,000  Wheeling Island Gaming, Inc.*                 12/15/09       10.125    3,217,500
---------------------------------------------------------------------------------------------
    1,338  Wynn Las Vegas LLC                            11/01/10       12.000    1,685,880
---------------------------------------------------------------------------------------------
                                                                                 26,298,817
---------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & Services - 2.41%
    2,000  Ameripath, Inc.*                              04/01/13       10.500    2,060,000
---------------------------------------------------------------------------------------------
    1,250  National Mentor, Inc. +*                      12/01/12        9.625    1,318,750
---------------------------------------------------------------------------------------------
    2,000  Vanguard Health Holding Co. II LLC +*         10/01/14        9.000    2,125,000
---------------------------------------------------------------------------------------------
                                                                                  5,503,750
---------------------------------------------------------------------------------------------
INDUSTRIAL - OTHER - 2.08%
    1,250  Altra Industrial Motion, Inc. +               12/01/11        9.000    1,268,750
---------------------------------------------------------------------------------------------
    2,300  Better Minerals & Aggregates Co.*             09/15/09       13.000    1,817,000
---------------------------------------------------------------------------------------------
    1,450  FastenTech, Inc. +*                           05/01/11       11.500    1,660,250
---------------------------------------------------------------------------------------------
                                                                                  4,746,000
---------------------------------------------------------------------------------------------

                                                                               9

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              MATURITY      INTEREST
   (000)                                                 DATES        RATES          VALUE
---------------------------------------------------------------------------------------------

CORPORATE BONDS - (CONTINUED)
---------------------------------------------------------------------------------------------
LEISURE - 0.93%
  $ 1,000  Equinox Holdings, Inc.*                    12/15/09         9.000%    $1,060,000
---------------------------------------------------------------------------------------------
    1,000  Imax Corp.                                 12/01/10         9.625      1,070,000
---------------------------------------------------------------------------------------------
                                                                                  2,130,000
---------------------------------------------------------------------------------------------
LODGING - 1.10%
       82  FelCor Lodging LP*                         09/15/08        10.000         86,100
---------------------------------------------------------------------------------------------
    2,250  MeriStar Hospitality Corp.*                01/15/11         9.125      2,424,375
---------------------------------------------------------------------------------------------
                                                                                  2,510,475
---------------------------------------------------------------------------------------------
MEDICAL PRODUCTS - 2.92%
    2,900  Alliance Imaging, Inc. *                   04/15/11        10.375      3,233,500
---------------------------------------------------------------------------------------------
    1,000  Medical Device Manufacturing, Inc. +*      07/15/12        10.000      1,075,000
---------------------------------------------------------------------------------------------
    2,250  Universal Hospital Services, Inc.*         11/01/11        10.125      2,373,750
---------------------------------------------------------------------------------------------
                                                                                  6,682,250
---------------------------------------------------------------------------------------------
METALS - 0.67%
    1,500  AK Steel Corp.*                            06/15/12         7.750      1,530,000
---------------------------------------------------------------------------------------------
MISCELLANEOUS - 2.01%
    2,000  Invensys PLC +*                            03/15/11         9.875      2,155,000
---------------------------------------------------------------------------------------------
    2,250  Telex Communications, Inc.*                10/15/08        11.500      2,452,500
---------------------------------------------------------------------------------------------
                                                                                  4,607,500
---------------------------------------------------------------------------------------------
OIL & Gas - 1.84%
    1,000  Parker Drilling Co.*                       10/01/13         9.625      1,122,500
---------------------------------------------------------------------------------------------
      500  Parker Drilling Co., Series B*             11/15/09        10.125        522,500
---------------------------------------------------------------------------------------------
    2,250  Petroleum Geo-Services ASA*                11/05/10        10.000      2,565,000
---------------------------------------------------------------------------------------------
                                                                                  4,210,000
---------------------------------------------------------------------------------------------
OIL REFINING - 2.71%
    2,977  Giant Industries, Inc.*                    05/15/12        11.000      3,468,205
---------------------------------------------------------------------------------------------
    2,500  Tesoro Petroleum Corp., Series B*          11/01/08         9.625      2,737,500
---------------------------------------------------------------------------------------------
                                                                                  6,205,705
---------------------------------------------------------------------------------------------
PAPER & Forest Products - 4.06%
    2,050  Bear Island Paper Co. LLC, Series B*       12/01/07        10.000      1,947,500
---------------------------------------------------------------------------------------------
    1,450  Buckeye Technologies, Inc.*                09/15/08         9.250      1,450,000
---------------------------------------------------------------------------------------------
    3,500  Cellu Tissue Holdings, Inc.                03/15/10         9.750      3,640,000
---------------------------------------------------------------------------------------------
    2,250  Tembec Industries, Inc.*                   06/30/09         8.625      2,244,375
---------------------------------------------------------------------------------------------
                                                                                  9,281,875
---------------------------------------------------------------------------------------------
PUBLISHING - 5.63%
    2,250  American Color Graphics, Inc.*             06/15/10        10.000      1,935,000
---------------------------------------------------------------------------------------------
      975  Hollinger, Inc. +*                         03/01/11        12.875      1,062,750
---------------------------------------------------------------------------------------------
    6,000  Premier Graphics, Inc. #(b) (c)            12/01/05        11.500              0
---------------------------------------------------------------------------------------------
    2,750  Sheridan Acquisition Corp.                 08/15/11        10.250      3,004,375
---------------------------------------------------------------------------------------------
    1,500  Vertis, Inc. +*                            12/07/09        13.500      1,590,000
---------------------------------------------------------------------------------------------

        MANAGED HIGH YIELD PLUS FUND INC.

        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              MATURITY      INTEREST
   (000)                                                 DATES         RATES        VALUE
---------------------------------------------------------------------------------------------

CORPORATE BONDS - (CONTINUED)
---------------------------------------------------------------------------------------------
PUBLISHING - (CONCLUDED)
  $ 1,350  Vertis, Inc., Series B*                     06/15/09       10.875%    $1,471,500
---------------------------------------------------------------------------------------------
    1,000  WDAC Subsidiary Corp. +                     12/01/14        8.375      1,000,000
---------------------------------------------------------------------------------------------
    3,000  WRC Media, Inc.*                            11/15/09       12.750      2,823,750
---------------------------------------------------------------------------------------------
                                                                                 12,887,375
---------------------------------------------------------------------------------------------
RESTAURANTS - 3.90%
    2,950  Buffets, Inc.*                              07/15/10       11.250      3,141,750
---------------------------------------------------------------------------------------------
    2,400  El Pollo Loco, Inc.*                        12/15/09        9.250      2,544,000
---------------------------------------------------------------------------------------------
    1,735  Sbarro, Inc.*                               09/15/09       11.000      1,735,000
---------------------------------------------------------------------------------------------
    1,500  VICORP Restaurants, Inc.*                   04/15/11       10.500      1,492,500
---------------------------------------------------------------------------------------------
                                                                                  8,913,250
---------------------------------------------------------------------------------------------
RETAIL - 2.63%
    2,500  Jean Coutu Group PLC +*                     08/01/14        8.500      2,537,500
---------------------------------------------------------------------------------------------
    1,250  Mothers Work, Inc.*                         08/01/10       11.250      1,225,000
---------------------------------------------------------------------------------------------
    1,935  PETCO Animal Supplies, Inc.*                11/01/11       10.750      2,263,950
---------------------------------------------------------------------------------------------
                                                                                  6,026,450
---------------------------------------------------------------------------------------------
RETAIL (FOOD) - 0.42%
    1,000  Pathmark Stores, Inc.*                      02/01/12        8.750        955,000
---------------------------------------------------------------------------------------------
SATELLITE - 0.51%
      979  XM Satellite Radio, Inc.*                   06/15/10       12.000      1,160,115
---------------------------------------------------------------------------------------------
SERVICE - 0.48%
    6,995  American Eco Corp., Series B #(b)           05/15/08        9.625              0
---------------------------------------------------------------------------------------------
    1,000  Monitronics International, Inc. +*          09/01/10       11.750      1,090,000
---------------------------------------------------------------------------------------------
                                                                                  1,090,000
---------------------------------------------------------------------------------------------
TECHNOLOGY - 4.06%
    2,250  Activant Solutions, Inc.*                   06/15/11       10.500      2,396,250
---------------------------------------------------------------------------------------------
    2,000  ChipPAC International Co. Ltd., Series B*   08/01/09       12.750      2,138,400
---------------------------------------------------------------------------------------------
    2,250  IPC Acquisition Corp.*                      12/15/09       11.500      2,463,750
---------------------------------------------------------------------------------------------
    2,000  Sanmina-SCI Corp.*                          01/15/10       10.375      2,300,000
---------------------------------------------------------------------------------------------
                                                                                  9,298,400
---------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 4.05%
    2,000  American Cellular Corp., Series B*          08/01/11       10.000      1,690,000
---------------------------------------------------------------------------------------------
    2,250  Cincinnati Bell, Inc.*                      01/15/14        8.375      2,244,375
---------------------------------------------------------------------------------------------
    4,500  Qwest Services Corp. +*                     12/15/10       13.500      5,332,500
---------------------------------------------------------------------------------------------
                                                                                  9,266,875
---------------------------------------------------------------------------------------------
UTILITY - ELECTRICITY, GAS & Other - 0.71%
    2,275  Calpine Canada Energy Finance ULC*          05/01/08        8.500      1,626,625
---------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS - 10.76%
    2,608  Alamosa Delaware, Inc.*                     07/31/10       11.000      3,044,840
---------------------------------------------------------------------------------------------
    1,344  Centennial Cellular Operating Co. LLC*      12/15/08       10.750      1,397,760
---------------------------------------------------------------------------------------------
    1,000  Centennial Communications Corp.*            06/15/13       10.125      1,090,000
---------------------------------------------------------------------------------------------
    1,175  Crown Castle International Corp.*           08/01/11        9.375      1,316,000
---------------------------------------------------------------------------------------------
    1,600  Crown Castle International Corp.*           08/01/11       10.750      1,744,000
---------------------------------------------------------------------------------------------

                                                                              11

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                             MATURITY      INTEREST
   (000)                                                DATES        RATES           VALUE
---------------------------------------------------------------------------------------------

CORPORATE BONDS - (CONCLUDED)
---------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS - (CONCLUDED)
  $ 1,250  Dobson Cellular Systems, Inc. +            11/01/12         9.875%    $ 1,225,000
---------------------------------------------------------------------------------------------
    3,000  Dobson Communications Corp.*               07/01/10        10.875       2,265,000
---------------------------------------------------------------------------------------------
    2,000  Horizon PCS, Inc. +                        07/15/12        11.375       2,165,000
---------------------------------------------------------------------------------------------
      684  Nextel Partners, Inc.*                     11/15/09        12.500         778,050
---------------------------------------------------------------------------------------------
    2,500  PTC International Finance II SA*           12/01/09        11.250       2,650,000
---------------------------------------------------------------------------------------------
    2,500  Triton PCS, Inc.                           02/01/11         9.375       1,981,250
---------------------------------------------------------------------------------------------
    1,500  Ubiquitel Operating Co. +*                 03/01/11         9.875       1,646,250
---------------------------------------------------------------------------------------------
    3,000  US Unwired, Inc., Series B*                06/15/12        10.000       3,307,500
---------------------------------------------------------------------------------------------
                                                                                  24,610,650
---------------------------------------------------------------------------------------------
Total Corporate Bonds (cost-$308,538,835)                                        308,321,741
---------------------------------------------------------------------------------------------

NUMBER OF
  SHARES
----------------------------------------------------------------------------------------------------

COMMON STOCKS (a) - 1.02%
----------------------------------------------------------------------------------------------------
CLEC (COMPETITIVE LOCAL EXCHANGE CARRIER) - 0.00%
    3,100                                         XO Communications, Inc.*                    8,463
----------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.01%
  172,051                                         RCN Corp.*                                 12,044
----------------------------------------------------------------------------------------------------
   48,600                                         Viatel, Inc. #(c)                               0
----------------------------------------------------------------------------------------------------
                                                                                             12,044
----------------------------------------------------------------------------------------------------
ENERGY - 0.00%
    1,253                                         Orion Refining Corp. #(c)                       0
----------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.55%
   47,490                                         Metal Management, Inc.*                 1,248,037
----------------------------------------------------------------------------------------------------
MISCELLANEOUS - 0.00%
        3                                         Dark Dynamite, Inc.                             0
----------------------------------------------------------------------------------------------------
RESTAURANTS - 0.00%
      129                                         American Restaurant Group, Inc. #(c)            0
----------------------------------------------------------------------------------------------------
SERVICE - 0.00%
   98,094                                         PNV, Inc. #                                    30
----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 0.00%
   44,600                                         Samuels Jewelers, Inc. #(c)                   401
----------------------------------------------------------------------------------------------------
TRANSPORTATION SERVICES - 0.46%
   56,020                                         Laidlaw International, Inc.             1,058,778
----------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.00%
      178                                         SpectraSite, Inc.*                         10,317
----------------------------------------------------------------------------------------------------
Total Common Stocks (cost-$12,534,212)                                                    2,338,070
----------------------------------------------------------------------------------------------------

        MANAGED HIGH YIELD PLUS FUND INC.

        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

NUMBER OF
  SHARES                                                                                  VALUE
----------------------------------------------------------------------------------------------------

PREFERRED STOCKS - 1.76%
----------------------------------------------------------------------------------------------------
CABLE - 0.02%
   20,000                                Adelphia Communications Corp., Series B (a)    $   40,000
----------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS - 1.74%
    4,750                                Alamosa Holdings, Inc., Series B                3,975,750
----------------------------------------------------------------------------------------------------
Total Preferred Stocks (cost-$3,515,000)                                                 4,015,750
----------------------------------------------------------------------------------------------------

NUMBER OF
WARRANTS
--------------------------------------------------------------------------------------------------------------------------------

WARRANTS (A) - 0.22%
--------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE PARTS - 0.00%
    3,945                                Hayes Lemmerz International, Inc., strike @ $25.83, expires 06/03/06             2,170
--------------------------------------------------------------------------------------------------------------------------------
BROADBAND - 0.00%
    4,750                                GT Group Telecom, Inc., strike @ $0, expires 02/01/10 #(c)(1)                        0
--------------------------------------------------------------------------------------------------------------------------------
    4,950                                Pathnet, Inc., strike @ $0.01, expires 04/15/08 (c)(1)                               0
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              0
--------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS - 0.00%
    2,500                                Dayton Superior Corp., strike @ $0.01, expires 06/15/09 #(1)                        25
--------------------------------------------------------------------------------------------------------------------------------
CLEC (COMPETITIVE LOCAL EXCHANGE CARRIER) - 0.00%
    3,000                                Knology Holdings, Inc., strike @ $0.10, expires 10/22/07 (c)(1)                      0
--------------------------------------------------------------------------------------------------------------------------------
    4,651                                XO Communications, Inc., strike @ $10, expires 01/16/10                          1,116
--------------------------------------------------------------------------------------------------------------------------------
    6,201                                XO Communications, Inc., strike @ $6.25, expires 01/16/10                        3,101
--------------------------------------------------------------------------------------------------------------------------------
    4,651                                XO Communications, Inc., strike @ $7.50, expires 01/16/10                        1,814
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,031
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 0.00%
      750                                Arcadia Financial Ltd., strike @ $11, expires 03/15/07 #(c)                          7
--------------------------------------------------------------------------------------------------------------------------------
OIL EQUIPMENT - 0.22%
    4,500                                Key Energy Services, Inc., strike @ $4.88, expires 01/15/09                    504,562
--------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 0.00%
    6,500                                Inter Act Electronic Marketing, Inc., strike @ $0.01, expires 12/15/09 #(c)          0
--------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost-$341,065)                                                                                          512,795
--------------------------------------------------------------------------------------------------------------------------------

                                                                              13

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT
  (000)
------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 1.28%
------------------------------------------------------------------------------------------------------
$   2,932            Repurchase Agreement dated 11/30/04 with State
                      Street Bank & Trust Co., collateralized by
                      $2,892,677 U.S. Treasury Bills, zero coupon
                      due 04/14/05 and $76,959 U.S. Treasury Bonds,
                      11.250% due 02/15/15; (value-$2,990,839);
                      proceeds: $2,932,150 (cost-$2,932,000)     12/01/04   1.840%      $  2,932,000
------------------------------------------------------------------------------------------------------
Total Investments (cost-$327,861,112)-139.05%                                            318,120,356
------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets-(39.05)%                                           (89,336,889)
------------------------------------------------------------------------------------------------------
Net Assets-100.00%                                                                      $228,783,467
------------------------------------------------------------------------------------------------------

*    Entire amount pledged as collateral for bank loan.

#    Illiquid securities representing 0.04% of net assets.

+    Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities, which represent 24.34% of net assets as of November
     30, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)  Non-income producing securities.

(b)  Bond interest in default.

(c)  Security is being fair valued by a valuation committee under the direction of the Board of Directors.

(d)  Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.

(1)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities, which represent 0.00% of net assets as of November
     30, 2004, are considered illiquid and restricted. (See table below for more information.)

                                                                        ACQUISITION COST            MARKET VALUE
                                                                              AS A                      AS A
                                         ACQUISITION      ACQUISITION     PERCENTAGE OF    MARKET   PERCENTAGE OF
RESTRICTED SECURITIES                      DATE(S)            COST         NET ASSETS       VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------

Dayton Superior Corp.,
  warrants, expiring 06/15/09             06/09/00          $ 46,550          0.02%          $25       0.00%
-------------------------------------------------------------------------------------------------------------------
GT Group Telecom, Inc.,
  warrants, expiring 02/01/10             01/27/00           246,405          0.11             0       0.00
-------------------------------------------------------------------------------------------------------------------
Knology Holdings, Inc.,
  warrants, expiring 10/22/07        06/08/98, 04/26/00        5,000          0.00             0       0.00
-------------------------------------------------------------------------------------------------------------------
Pathnet, Inc., warrants, expiring   06/30/98, 07/16/98,
  04/15/08                                11/25/98                10          0.00             0       0.00
-------------------------------------------------------------------------------------------------------------------
                                                            $297,965          0.13%          $25       0.00%
-------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

MANAGED HIGH YIELD PLUS FUND INC.

STATEMENT OF ASSETS AND LIABILITIES - NOVEMBER 30, 2004 (UNAUDITED)

ASSETS:
Investment in securities, at value (cost-$327,861,112)             $318,120,356
--------------------------------------------------------------------------------
Receivable for investments sold                                         264,667
--------------------------------------------------------------------------------
Interest receivable                                                   8,585,857
--------------------------------------------------------------------------------
Other assets                                                              5,688
--------------------------------------------------------------------------------
TOTAL ASSETS                                                        326,976,568
--------------------------------------------------------------------------------
LIABILITIES:
Bank loan payable                                                    94,750,000
--------------------------------------------------------------------------------
Payable for investments purchased                                     3,000,000
--------------------------------------------------------------------------------
Payable for interest on bank loan                                       187,269
--------------------------------------------------------------------------------
Payable to investment manager and administrator                         179,594
--------------------------------------------------------------------------------
Payable to custodian                                                      5,546
--------------------------------------------------------------------------------
Accrued expenses and other liabilities                                   70,692
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    98,193,101
--------------------------------------------------------------------------------
NET ASSETS:
Capital stock - $0.001 par value; 200,000,000 shares
  authorized; 43,020,674 shares issued and outstanding              592,246,503
--------------------------------------------------------------------------------
Accumulated undistributed net investment income                       1,523,857
--------------------------------------------------------------------------------
Accumulated net realized loss from investment activities           (355,246,137)
--------------------------------------------------------------------------------
Net unrealized depreciation of investments                           (9,740,756)
--------------------------------------------------------------------------------
NET ASSETS                                                         $228,783,467
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                          $       5.32
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                                                              15

MANAGED HIGH YIELD PLUS FUND INC.

STATEMENT OF OPERATIONS

                                                                            FOR THE
                                                                       SIX MONTHS ENDED
                                                                       NOVEMBER 30, 2004
                                                                          (UNAUDITED)
-----------------------------------------------------------------------------------------

Investment income:
Interest                                                                $  15,892,633
-----------------------------------------------------------------------------------------
Dividends                                                                      44,779
-----------------------------------------------------------------------------------------
                                                                           15,937,412
-----------------------------------------------------------------------------------------
Expenses:
Investment management and administration fees                               1,088,849
-----------------------------------------------------------------------------------------
Interest expense, loan commitment and other fees                              935,784
-----------------------------------------------------------------------------------------
Custody and accounting                                                         66,451
-----------------------------------------------------------------------------------------
Reports and notices to shareholders                                            54,706
-----------------------------------------------------------------------------------------
Professional fees                                                              44,583
-----------------------------------------------------------------------------------------
Transfer agency fees                                                            7,890
-----------------------------------------------------------------------------------------
Directors' fees                                                                 6,623
-----------------------------------------------------------------------------------------
Other expenses                                                                 33,101
-----------------------------------------------------------------------------------------
                                                                            2,237,987
-----------------------------------------------------------------------------------------
Net investment income                                                      13,699,425
-----------------------------------------------------------------------------------------
Realized and unrealized gains (losses) from investment activities:
Net realized loss from investment activities                              (16,199,188)
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments          29,073,296
-----------------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities                12,874,108
-----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    $  26,573,533
-----------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

MANAGED HIGH YIELD PLUS FUND INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE
                                                        SIX MONTHS ENDED       FOR THE YEAR
                                                       NOVEMBER 30, 2004           ENDED
                                                          (UNAUDITED)           MAY 31,2004
----------------------------------------------------------------------------------------------

FROM OPERATIONS:
Net investment income                                    $ 13,699,425          $ 27,468,669
----------------------------------------------------------------------------------------------
Net realized losses from investment activities            (16,199,188)          (13,697,026)
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                              29,073,296            22,961,236
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations       26,573,533            36,732,879
----------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                     (14,036,353)          (25,645,510)
----------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from shares issued for dividends reinvested        1,821,554             5,108,272
----------------------------------------------------------------------------------------------
Net increase in net assets                                 14,358,734            16,195,641
----------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                       214,424,733           198,229,092
----------------------------------------------------------------------------------------------
End of period                                            $228,783,467          $214,424,733
----------------------------------------------------------------------------------------------
Accumulated undistributed net income income              $  1,523,857          $  1,860,785
----------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                                                              17

MANAGED HIGH YIELD PLUS FUND INC.

STATEMENT OF CASH FLOWS

                                                                    FOR THE
                                                               SIX MONTHS ENDED
                                                               NOVEMBER 30, 2004
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
CASH FLOWS PROVIDED FROM (USED FOR) OPERATING ACTIVITIES:
Interest and dividends received                                   $  15,619,394
--------------------------------------------------------------------------------
Operating expenses paid                                              (1,307,200)
--------------------------------------------------------------------------------
Interest paid                                                          (851,511)
--------------------------------------------------------------------------------
Sale of short-term portfolio investments, net                         3,405,000
--------------------------------------------------------------------------------
Purchase of long-term portfolio investments                         (69,610,794)
--------------------------------------------------------------------------------
Sale of long-term portfolio investments                              58,096,078
--------------------------------------------------------------------------------
Net cash provided from operating activities                           5,350,967
--------------------------------------------------------------------------------
CASH FLOWS PROVIDED FROM (USED FOR) FINANCING ACTIVITIES:
Dividends paid to shareholders                                      (12,214,799)
--------------------------------------------------------------------------------
Increase in bank loan                                                 6,500,000
--------------------------------------------------------------------------------
Net cash used for financing activities                               (5,714,799)
--------------------------------------------------------------------------------
Net decrease in cash                                                   (363,832)
--------------------------------------------------------------------------------
Cash at beginning of period                                             363,832
--------------------------------------------------------------------------------
Cash at end of period                                                         -
--------------------------------------------------------------------------------
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH PROVIDED FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations              $  26,573,533
--------------------------------------------------------------------------------
Increase in investments, at value                                   (18,665,542)
--------------------------------------------------------------------------------
Increase in receivable for investments sold                            (264,667)
--------------------------------------------------------------------------------
Increase in interest receivable                                        (125,232)
--------------------------------------------------------------------------------
Decrease in other assets                                                 35,228
--------------------------------------------------------------------------------
Decrease in payable for investments purchased                        (2,246,401)
--------------------------------------------------------------------------------
Increase in payable to investment advisor and administrator               1,329
--------------------------------------------------------------------------------
Increase in payable for interest on bank loan                            72,656
--------------------------------------------------------------------------------
Increase in payable to custodian                                          5,546
--------------------------------------------------------------------------------
Decrease in accrued expenses and other liabilities                      (35,483)
--------------------------------------------------------------------------------
Net cash provided from operating activities                       $   5,350,967
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements

MANAGED HIGH YIELD PLUS FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Managed High Yield Plus Fund Inc. (the "Fund") was incorporated in Maryland on
April 24, 1998, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act"), as a closed-end diversified management investment company. The Fund's primary investment objective is to seek high income. Its secondary objective is to seek capital appreciation.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS-The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix"
systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ
Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the
investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an

                                                                              19

MANAGED HIGH YIELD PLUS FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's
Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

REPURCHASE AGREEMENTS-The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price.
The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special
"tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME-Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date ("ex-date"). Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

DIVIDENDS AND DISTRIBUTIONS-Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S.
generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences

MANAGED HIGH YIELD PLUS FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region. In addition, the Fund's use of leverage creates greater volatility in the Fund's net asset value and market price of its shares.

INVESTMENT MANAGER AND ADMINISTRATOR

The Board has approved an investment management and administration contract
("Management Contract") under which UBS Global AM serves as investment manager and administrator of the Fund. In accordance with the Management Contract, the
Fund pays UBS Global AM an investment management and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.70% of the Fund's average weekly total assets minus liabilities other than the aggregate indebtedness constituting leverage.

BORROWINGS

The Fund has a $150 million committed credit facility (the "Facility"). Under the terms of the Facility, the Fund borrows at the London Interbank Offered Rate
("LIBOR") plus facility and administrative fees. In addition, the Fund pays a liquidity fee on the entire amount of the Facility. The Fund may borrow up to 33
1/3% of its total assets up to the committed amount. In accordance with the terms of the Facility, the Fund has pledged assets in the amount of $287,458,748 on November 30, 2004 as collateral for the bank loan.

For the six months ended November 30, 2004, the Fund borrowed a daily average balance of $90,198,087 at a weighted average borrowing cost of approximately
2.04%.

PURCHASES AND SALES OF SECURITIES

For the six months ended November 30, 2004, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $67,364,393 and
$58,352,836, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition,

                                                                              21

MANAGED HIGH YIELD PLUS FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the
Fund intends not to be subject to federal excise tax.

The tax character of distributions paid during the fiscal year ended May 31,
2004, was ordinary income as follows:

DISTRIBUTIONS PAID FROM:
--------------------------------------------------------------------------------
Ordinary Income                                                      $25,645,510
--------------------------------------------------------------------------------

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending May 31, 2005.

At May 31, 2004, the Fund had a net capital loss carryforward of $330,437,470.
This loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire as follows: $1,037,133 in 2005; $13,100,516 in 2007; $50,099,935 in 2008;
$71,221,921 in 2009; $71,854,329 in 2010; $95,911,016 in 2011; and $27,212,620
in 2012. The capital loss carryforward includes $16,536,037 of capital losses from the acquisition of Managed High Yield Fund Inc. on June 2, 2000. These
losses may be subject to annual limitations pursuant to section 382(b)(1) of the
Internal Revenue Code. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.
During the year ended May 31, 2004, $531,918 of capital loss carryforwards expired unutilized. Also, in accordance with U.S. Treasury regulations, the Fund has elected to defer $8,356,021 of net realized capital losses arising after
October 31, 2003. Such losses are treated for tax purposes as arising on June 1,
2004.

For federal income tax purposes, which is substantially the same for book purposes, the tax cost of investments and the components of net unrealized depreciation of investments at November 30, 2004 were as follows:

Tax cost of investments                                             $327,861,112
--------------------------------------------------------------------------------

Gross unrealized appreciation                                       $25,639,677
--------------------------------------------------------------------------------
Gross unrealized depreciation                                       (35,380,433)
--------------------------------------------------------------------------------
Net unrealized depreciation                                         $(9,740,756)
--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

CAPITAL STOCK

There are 200,000,000 shares of $0.001 par value capital stock authorized and
43,020,674 shares outstanding at November 30, 2004. Transactions in shares of common stock were as follows:

                                                       SHARES        AMOUNT
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004:
  Shares issued through Dividend Reinvestment Plan     333,713     $1,821,554
--------------------------------------------------------------------------------
FOR THE YEAR ENDED MAY 31, 2004:
  Shares issued through Dividend Reinvestment Plan     997,893     $5,108,272
--------------------------------------------------------------------------------

SUBSEQUENT EVENT

On November 10, 2004, the Fund announced that its Board authorized the filing of a preliminary registration statement for a "three-for-one" non-transferable rights offering to the Fund's shareholders. The rights offering would only commence upon the SEC's determination to make the Fund's registration statement effective. The final terms of the offer would depend on market conditions at the time the rights offering commences. The offer would be made only by means of a prospectus. The commencement of the offer would be announced through the public media and the definitive terms of the offer, including the subscription price, would be included in the prospectus.

                                                                              23

MANAGED HIGH YIELD PLUS FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                     FOR THE SIX
                                    MONTHS ENDED
                                     NOVEMBER 30,                    FOR THE YEARS ENDED MAY 31,
                                         2004     -----------------------------------------------------------------
                                     (UNAUDITED)      2004         2003          2002         2001          2000
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF
  PERIOD                               $ 5.02       $  4.75      $  4.98      $   6.99      $  9.73      $  12.35
-------------------------------------------------------------------------------------------------------------------
Net investment income                    0.32          0.65         0.66          0.96         1.07          1.48
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gains (losses) from
  investment activities                  0.31          0.23        (0.23)       (1.99)       (2.58)       (2.60)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  operations                             0.63          0.88         0.43        (1.03)       (1.51)       (1.12)
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                (0.33)        (0.61)       (0.66)       (0.98)       (1.23)       (1.50)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                               $ 5.32       $  5.02      $  4.75      $   4.98      $  6.99      $   9.73
-------------------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD            $ 6.11       $  5.42      $  5.04      $   5.64      $  7.65      $   9.44
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)              19.59%        20.92%        3.85%       (13.22)%      (5.55)%      (12.14)%
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)     $228,783     $214,425     $198,229     $200,844      $270,823     $310,015
-------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  including interest expense             2.02%*        1.82%        2.20%        2.58%        3.11%         3.59%
-------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  excluding interest expense             1.18%*        1.16%        1.23%        1.18%        1.07%         1.17%
-------------------------------------------------------------------------------------------------------------------
Net investment income to
  average net assets                    12.37%*       12.92%       15.03%       17.22%       13.00%        12.74%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    19%           53%          37%          40%          54%           66%
-------------------------------------------------------------------------------------------------------------------
Asset coverage++                      $ 3,415      $  3,430     $  3,550     $  3,131      $ 3,736      $  3,844
-------------------------------------------------------------------------------------------------------------------

++   Per $1,000 of bank loans outstanding.

*    Annualized.

(1)  Total investment return is calculated assuming a $10,000 purchase of common stock at the market price on the first day of each period reported and a sale at the market price on the last day of each period reported, and assuming reinvestment of dividends at prices obtained under the Fund's
     Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for a period of less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

MANAGED HIGH YIELD PLUS FUND INC.

GENERAL INFORMATION (UNAUDITED)

THE FUND

Managed High Yield Plus Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange
("NYSE"). The Fund's primary investment objective is to seek high income. Its secondary objective is to seek capital appreciation. The Fund's investment manager and administrator is UBS Global Asset Management (US) Inc. ("UBS Global
AM"), an indirect wholly-owned asset management subsidiary of UBS AG, which had over $49.5 billion in assets under management as of September 30, 2004.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policies, procedures and voting records, without charge, upon request by contacting the Fund directly at
1-800-647-1568, online on the Fund's Web site www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the
Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the
operation of the SEC's Public Reference Room may be obtained by calling
1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647-1568.

SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "HYF." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal,
The New York Times and Barron's, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on September 16, 2004. At the meeting, Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien,
Richard R. Burt, Meyer Feldberg, Carl W. Schafer and William D. White were elected to serve as directors until the next annual meeting of shareholders or until his or her successor is elected and qualified or until he or she resigns or is otherwise removed. The shares were voted as indicated below:

                                                                              25

MANAGED HIGH YIELD PLUS FUND INC.

GENERAL INFORMATION (UNAUDITED)

                                                                     SHARES
                                             SHARES VOTED           WITHHOLD
TO VOTE FOR OR AGAINST THE ELECTION OF:           FOR              AUTHORITY
--------------------------------------------------------------------------------
Margo N. Alexander                          40,255,488.932        676,780.663
--------------------------------------------------------------------------------
Richard Q. Armstrong                        40,233,288.932        698,980.663
--------------------------------------------------------------------------------
David J. Beaubien                           40,235,026.932        697,242.663
--------------------------------------------------------------------------------
Richard R. Burt                             40,208,807.932        723,461.663
--------------------------------------------------------------------------------
Meyer Feldberg                              40,222,894.932        709,374.663
--------------------------------------------------------------------------------
Carl W. Schafer                             40,229,964.932        702,304.663
--------------------------------------------------------------------------------
William D. White                            40,239,385.932        692,883.663
--------------------------------------------------------------------------------

The Fund is unaware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc., or its nominee, will have all dividends and other distributions on their shares automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the
Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time.
Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

The transfer agent will serve as agent for the shareholders in administering the
Plan. After the Fund declares a dividend or determines to make any other distribution, the transfer agent, as agent for the participants, receives the cash payment. Whenever the Fund declares an income dividend or a capital gain distribution (collectively

MANAGED HIGH YIELD PLUS FUND INC.

GENERAL INFORMATION (UNAUDITED)

referred to in this section as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The transfer agent will acquire shares for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of unissued but authorized shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares on the open market, on the NYSE or elsewhere ("open-market purchases"). If, on the dividend payment date, the net asset value per share is equal to or less than the market price per share, plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the transfer agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share (but in no event less than 95% of the then current market price per share) on the date the shares were issued. If, on the dividend payment date, the net asset value per share is greater than the market value per share, plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the transfer agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases. The number of outstanding shares purchased with each distribution for a particular shareholder equals the result obtained by dividing the amount of the distribution payable to that shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market.

In the event of a market discount on the dividend payment date, the transfer agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis, but in no event more than 30 days after the dividend payment date (the "last purchase date"), to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the
Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten business days. If, before the transfer agent has completed its open-market purchases, the market price of a share, plus estimated brokerage commissions, exceeds the net asset value per share, the average per share purchase price paid by the transfer agent may exceed the Fund's net asset value per share, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date.
Because of the foregoing difficulty with respect to open-market purchases, the
Plan provides that, if the transfer agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the transfer agent will cease making open-market purchases and will invest

                                                                              27

MANAGED HIGH YIELD PLUS FUND INC.

GENERAL INFORMATION (UNAUDITED)

the uninvested portion of the dividend amount in newly issued shares at the close of business on the earlier of the last purchase date or the first day during the purchase period on which the net asset value per share equals or is less than the market price per share, plus estimated brokerage commissions. The transfer agent will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the transfer agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. There will be no charge to participants for reinvesting dividends. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of shares in connection with the reinvestment of dividends. The automatic reinvestment of dividends in shares does not relieve participants of any income tax that may be payable on such dividends.

Shareholders who participate in the Plan may receive benefits not available to shareholders who do not participate in the Plan. If the market price (plus commissions) of the shares is above their net asset value, participants in the
Plan will receive shares at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash dividends they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive dividends in shares with a net asset value greater than the value of any cash dividends they would have received on their shares. However, there may be insufficient shares available in the market to distribute dividends in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The
Plan also may be amended or terminated by the transfer agent by at least 30 days written notice to all Plan participants. Additional information regarding the
Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 8030, Boston,
Massachusetts 02266-8030. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.

                 (This page has been left blank intentionally)

                 (This page has been left blank intentionally)

DIRECTORS

Richard Q. Armstrong               Meyer Feldberg
Chairman
                                   Carl W. Schafer
Margo N. Alexander

                                   William D. White
David J. Beaubien

Richard R. Burt

PRINCIPAL OFFICERS

Joseph A. Varnas                   Thomas Disbrow
President                          Vice President and Treasurer

Mark F. Kemper                     Marianne Rossi
Vice President and Secretary       Vice President

                                   W. Douglas Beck
                                   Vice President

INVESTMENT MANAGER AND
ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment
Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

(C) 2005 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]                                                         -------------
                                                                     Presorted
  UBS Global Asset Management (US) Inc.                               Standard
  51 West 52nd Street                                                US Postage
  New York, NY 10019                                                    PAID
                                                                   Smithtown, NY
                                                                     Permit 700
                                                                   -------------

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

There were no purchases made by or on behalf of the registrant or any
"affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities
Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance
Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders

if a vacancy occurs among those board members who are not "interested persons"
as defined in Section 2(a)(19) of the Investment Company Act of 1940, as
amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Professor
Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset
Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and
indicate on the envelope "Nominating and Corporate Governance Committee." The
shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

     (a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
          Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b)  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)  (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a)  (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of
          2002 is attached hereto as Exhibit EX-99.CERT.

     (a)  (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

     (b)  Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    January 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    January 25, 2005

By:      /s/ Thomas Disbrow
         Thomas Disbrow
         Treasurer

Date:    January 25, 2005